UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	02-29-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

February 29, 2012

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 99.5%

ALABAMA — 1.3%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25(1)	$2,500,000	$2,569,925
Selma Industrial Development Board Gulf Opportunity Zone Rev., Series 2010 A (International Paper Co.), 5.80%, 5/1/34(1)	1,500,000	1,601,340

		4,171,265

ARIZONA — 2.5%
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	500,000	560,465
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26(1)	1,000,000	1,153,440
Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29(1)	3,015,000	3,047,080
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	2,000,000	2,193,080
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(2)	715,000	720,119
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	473,000	465,229

		8,139,413

ARKANSAS — 0.5%
Valdez Marine Terminal Revenue Rev., Series 2011 C, (BP Pipelines, Inc. Project), 5.00%, 1/1/21 (GTY AGMT-BP PLC)	1,400,000	1,691,396

CALIFORNIA — 15.3%
California GO, (Various Purpose), 5.00%, 9/1/41(1)	1,665,000	1,779,952
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	2,000,000	2,351,240
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40(1)	400,000	435,432
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	2,000,000	2,046,460
California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,472,344
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	897,072
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,157,060
California Statewide Communities Development Authority Rev., (University of California Irvine), 5.375%, 5/15/38	2,000,000	2,089,200
California Statewide Communities Development Authority Rev., Series 2008 A, (Thomas Jefferson School of Law), 7.25%, 10/1/32(1)(2)	2,100,000	2,238,054
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	4,000,000	2,769,280
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	7,075,000	5,434,520
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40(1)	4,000,000	4,134,400
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	2,000,000	2,205,640

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/22(1)	$1,500,000	$1,847,790
Modesto Irrigation District Electric Rev., Series 2011 A, 5.00%, 7/1/25(1)	2,075,000	2,398,845
Morongo Band of Mission Indians Rev., Series 2008 B (Enterprise Casino Services), 6.50%, 3/1/28(1)(2)	1,000,000	985,550
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	243,095
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	260,000	250,767
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18	4,000,000	3,577,200
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	250,000	272,077
San Mateo Special Tax Rev., (Community Facilities District No 2008-1-Bay Meadows) 6.00%, 9/1/42	500,000	512,130
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	1,015,200
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,500,945
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37(1)	3,435,000	2,622,554
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39	1,535,000	1,587,697
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	3,000,000	3,260,970

		50,085,474

COLORADO — 5.8%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16(1)	2,000,000	2,403,720
Colorado Health Facilities Authority Rev., Series 2010 A (Total Longterm Care), 6.00%, 11/15/30	500,000	554,470
Colorado Springs Hospital Rev., (Memorial Health System), 6.25%, 12/15/33(1)	2,000,000	2,225,720
Denver Health & Hospital Authority Healthcare Rev., Series 2009 A, 6.25%, 12/1/33(1)	3,285,000	3,681,565
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	2,920,000	2,891,881
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24(1)	3,000,000	2,903,730
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 12/1/25	1,500,000	1,551,615
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,078,340
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(3)	1,800,000	897,552
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(3)	1,500,000	748,095

		18,936,688

CONNECTICUT — 0.2%
Connecticut Development Authority Industrial Rev., (AFCO Cargo Building LLC), 8.00%, 4/1/30(4)	1,000,000	602,630

DELAWARE — 0.5%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31(1)	1,500,000	1,627,965

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

FLORIDA — 5.9%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39(1)	$3,000,000	$3,238,650
Capital Trust Agency Rev., Series 2010 A (Air Cargo-aero Miami), 5.35%, 7/1/29	2,500,000	2,490,025
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	1,705,000	1,703,415
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42(1)	1,500,000	1,550,610
Miami-Dade County Health Facilities Authority Rev., Series 2008 A2, (Miami Children's Hospital), VRDN, 4.55%, 8/1/13 (NATL)(1)	2,000,000	2,083,760
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40(1)	2,000,000	2,187,760
Putnam County Development Authority Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,707,345
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,075,950
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	1,245,000	1,259,504
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	965,000	1,019,783
Village Community Development District No. 9 Special Assessment Rev., 5.50%, 5/1/42	1,000,000	1,014,150

		19,330,952

GEORGIA — 5.2%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29(1)	1,000,000	1,076,490
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39(1)	3,000,000	3,511,110
De Kalb County Hospital Antic Authority Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	800,000	864,896
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36(1)	1,000,000	1,121,990
Georgia Municipal Electric Authority Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23(1)	3,000,000	3,614,820
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39(1)	4,000,000	4,070,520
Private Colleges & Universities Authority Rev., Series 2012 A, (Mercer University), 5.25%, 10/1/27	2,625,000	2,814,892

		17,074,718

GUAM — 1.6%
Guam Government Department of Education COP., Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30(1)	1,000,000	1,053,240
Guam Government GO, Series 2007 A, 5.25%, 11/15/37(1)	800,000	767,376
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	1,700,000	1,850,518
Guam Government Waterworks Authority Rev., 6.00%, 7/1/25(1)	1,500,000	1,534,845

		5,205,979

HAWAII — 0.5%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,768,245

ILLINOIS — 6.0%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,295,797
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22(1)	3,000,000	3,087,150

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Cook County GO, Series 2011 A, 5.25%, 11/15/28(1)	$800,000	$911,200
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(3) (6)	4,966,000	2,491,641
Illinois Finance Authority Rev., (Navistar International Recovery Zone Facility), 6.50%, 10/15/40(1)	2,500,000	2,687,475
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30(1)	1,500,000	1,875,090
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28(1)	1,000,000	1,120,890
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41(1)	625,000	683,275
Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	5,834,000	5,598,773

		19,751,291

INDIANA — 1.2%
Indiana Finance Authority Rev., (United States Steel Corp.), 6.00%, 12/1/26(1)	1,250,000	1,278,425
Indiana Finance Authority Rev., Series 2009 A, (Drexel Foundation Educational Facility), 7.00%, 10/1/39(1)	1,000,000	1,076,570
Rockport Rev., (AK Steel Corp.), 7.00%, 6/1/28(1)	1,500,000	1,522,365

		3,877,360

LOUISIANA — 0.5%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40(1)	1,500,000	1,644,765

MARYLAND — 2.5%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,035,890
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	3,900,000	4,129,008
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,057,760
Maryland Economic Development Corp. Facilities Rev., (CNX Marine Terminals, Inc.), 5.75%, 9/1/25(1)	1,000,000	1,041,180
Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,018,650

		8,282,488

MASSACHUSETTS — 1.3%
Massachusetts GO, Series 2012 A, VRN, 0.54%, 3/1/12(1)	3,000,000	3,000,270
Massachusetts Water Resources Authority Rev., Series 2011 B, 5.00%, 8/1/41(1)	1,000,000	1,125,040

		4,125,310

MICHIGAN — 2.2%
Detroit Water Supply System Rev., (Senior Lien), Series 2011 A, 5.75%, 7/1/37(1)	1,000,000	1,110,090
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,372,338
Lansing Board Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/37(1)	1,340,000	1,491,541
Michigan Finance Authority Rev., (Detriot School District), 5.50%, 6/1/21(1)	1,850,000	2,073,424
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39(1)	975,000	1,101,194

		7,148,587

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

MISSISSIPPI — 0.7%
Mississippi GO, Series 2011 A, (Capital Improvement), 5.00%, 10/1/36(1)	$2,000,000	$2,276,600

MISSOURI — 1.9%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,297,480
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,339,500
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Washington University), 5.00%, 11/15/37(1)	1,500,000	1,739,400

		6,376,380

NEBRASKA — 1.0%
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20	3,000,000	3,173,490

NEVADA — 1.2%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	990,000	1,008,285
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13(1)	1,210,000	1,227,182
Las Vegas Improvement District No. 808 & 810 Special Assessment Rev., Series 2007 23B (Summerlin Village), 6.125%, 6/1/31	2,000,000	1,843,920

		4,079,387

NEW JERSEY — 3.0%
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	2,894,250
New Jersey Economic Development Authority Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15	1,755,000	1,744,961
New Jersey Educational Facilities Authority Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,466,784
Tobacco Settlement Financing Corp. Rev., Series 2007 A1, 5.00%, 6/1/41(1)	5,000,000	3,806,800

		9,912,795

NEW MEXICO — 1.1%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,437,969
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,165,000	1,102,813
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33(1)	1,000,000	1,007,320

		3,548,102

NEW YORK — 4.7%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	800,000	864,400
Hempstead Town Local Development Corp. Rev., (Adelphi University), 5.00%, 6/1/31(1)	500,000	547,035
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/41(1)	1,100,000	1,171,280
Monroe County Industrial Development Corp. Rev., (Nazareth College Rochester), 5.50%, 10/1/41(1)	1,300,000	1,409,239

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

New York City Transitional Finance Authority Rev., Series 2011 E, (Future Tax Secured Bonds), 5.00%, 11/1/18(1)	$2,000,000	$2,463,960
New York State Dormitory Authority Rev., (Orange Regional Medical Center), 6.25%, 12/1/37(1)	2,250,000	2,320,245
Onondaga County Industrial Development Agency Rev., (Air Cargo), 7.25%, 1/1/32(1)	1,000,000	952,520
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36(1)	2,000,000	2,245,740
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28(1)	3,000,000	3,602,640

		15,577,059

NORTH CAROLINA — 4.8%
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31(1)	3,000,000	3,157,920
North Carolina Eastern Municipal Power Agency Rev., Series 1993 B, 6.00%, 1/1/25 (NATL-RE/FGIC)(1)	4,075,000	5,459,929
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.50%, 1/1/26(1)	2,000,000	2,310,340
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17(1)	4,000,000	4,776,960

		15,705,149

OHIO — 1.5%
Cleveland Airport System Rev. Rev., Series 2012 A, 5.00%, 1/1/30(1)	1,000,000	1,073,470
Cleveland Airport System Rev. Rev., Series 2012 A, 5.00%, 1/1/31(1)	2,000,000	2,136,900
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36(1)	1,800,000	1,573,632

		4,784,002

OKLAHOMA — 1.8%
Oklahoma City Industrial & Cultural Facilities Trust Rev., 6.75%, 1/1/23(1)	750,000	699,878
Oklahoma Turnpike Authority Rev., Series 2011 A, 5.00%, 1/1/28(1)	2,000,000	2,356,920
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,695,075

		5,751,873

OREGON — 1.6%
Eugene Electric Utility Rev., Series 2011 A, 5.00%, 8/1/40(1)	1,000,000	1,125,040
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37	1,400,000	1,396,220
Oregon GO, Series 2011 J, 5.00%, 5/1/36(1)	2,500,000	2,856,200

		5,377,460

PENNSYLVANIA — 4.2%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.75%, 11/1/24(1)	1,000,000	1,087,190
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30(1)	1,000,000	1,081,770
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,502,730
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,271,540
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41(1)	2,000,000	2,174,060

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	$1,440,000	$1,617,134
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39(1)	1,500,000	1,658,055
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26(1)	2,000,000	2,252,820

		13,645,299

PUERTO RICO — 2.1%
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	1,500,000	1,635,300
Puerto Rico GO, Series 2011 A, (Public Improvement) 5.75%, 7/1/41(1)	2,000,000	2,192,780
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SPA: Government Development Bank for Puerto Rico)(1)	400,000	435,072
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/40(1)	2,500,000	2,711,950

		6,975,102

RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp. Rev., (Providence College), 5.00%, 11/1/41(1)	1,000,000	1,078,250

SOUTH CAROLINA — 0.5%
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	1,475,000	1,606,201

TENNESSEE — 1.9%
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	4,000,000	4,000,000
Montgomery County Public Building Authority Rev., VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	2,400,000	2,400,000

		6,400,000

TEXAS — 7.6%
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2012 B, 5.00%, 11/1/26(5)	3,000,000	3,404,040
Houston Airport System Rev., Series 2011 B, (Sub Lien), 5.00%, 7/1/26(1)	3,000,000	3,418,530
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39(1)	1,000,000	1,099,880
Lower Colorado River Authority Rev., Series 2011 A, (LCRA Transmission Services Corp.), 5.00%, 5/15/41(1)	2,000,000	2,151,920
North Texas Tollway Authority Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	5,300,000	5,477,285
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Air Force Village), 6.375%, 11/15/44	2,500,000	2,685,225
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,420,030
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40(1)	1,500,000	1,631,355
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,641,270

		24,929,535

U.S. VIRGIN ISLANDS — 1.2%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,300,780

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	$1,500,000	$1,590,870

		3,891,650

VIRGINIA — 2.1%
Fairfax County GO, Series 2012 B, 5.00%, 4/1/24(1)	3,000,000	3,950,820
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36(1)	570,000	634,222
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,088,480
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	1,000,000	1,205,420

		6,878,942

WASHINGTON — 0.1%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL)(1)	250,000	283,298

WEST VIRGINIA — 0.8%
Brooke County Community Rev., Series 2011 A, (Bethany College), 6.75%, 10/1/37(1)	2,500,000	2,683,125

WISCONSIN — 1.7%
Wisconsin GO, Series 2011-1, 5.00%, 5/1/22(1)	1,000,000	1,238,140
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30(1)	1,200,000	1,371,924
Wisconsin Health & Educational Facilities Authority Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/34	2,000,000	2,011,680
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,117,640

		5,739,384

WYOMING — 0.7%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39(1)	2,000,000	2,261,820

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $311,969,755)		326,399,429

OTHER ASSETS AND LIABILITIES — 0.5%		1,712,994

TOTAL NET ASSETS — 100.0%		$328,112,423

Notes to Schedule of Investments
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
GTY AGMT	-	Guaranty Agreement
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $3,405,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,943,723, which represented 1.2% of total net assets.

(3)	Security is in default.
(4)	Security is subject to a forbearance agreement entered into by the fund, under which, the fund may receive less than the stated interest rate for a specified period of time.
(5)	When-issued security.
(6)	Non-income producing.

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$311,955,479
Gross tax appreciation of investments	$20,085,726
Gross tax depreciation of investments	(5,641,776)
Net tax appreciation (depreciation) of investments	$14,443,950

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Intermediate-Term Tax-Free Bond Fund

February 29, 2012

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 99.6%

ALABAMA — 0.1%
East Central Industrial Development Authority Rev., 5.25%, 9/1/13 (Ambac)(1)	$810,000	$812,932
Helena Utilties Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	840,000	852,600
Helena Utilties Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	1,035,000	1,050,525
Helena Utilties Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	645,000	654,675
Helena Utilties Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	790,000	801,850

		4,172,582

ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)(1)	1,875,000	1,843,763

ARIZONA — 2.1%
Arizona Health Facilities Authority Rev., (Blood Systems, Inc.), 4.00%, 4/1/12(1)	1,275,000	1,278,583
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 1.20%, 4/2/12(1)	7,500,000	5,291,250
Arizona Health Facilities Authority Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15(1)	3,000,000	3,348,900
Arizona State University COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)(1)	1,935,000	2,160,640
Arizona Tourism & Sports Authority Rev., (Baseball Training Facilities), 5.00%, 7/1/12(1)	1,000,000	1,010,420
Arizona Tourism & Sports Authority Rev., (Baseball Training Facilities), 5.00%, 7/1/13(1)	1,880,000	1,952,060
Arizona Tourism & Sports Authority Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/17, Partially Prerefunded at 100% of Par, (NATL)(1)(2)	2,000,000	2,115,920
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18(1)	3,000,000	3,714,750
Energy Management Services LLC Rev., (Arizona State University-Main Campus), 4.50%, 7/1/12 (NATL)(1)(2)	2,130,000	2,161,183
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/12(1)	2,000,000	2,023,340
Maricopa County Scottsdale Unified School District No. 48 GO, 6.60%, 7/1/12(1)	1,000,000	1,021,240
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	5,000,000	5,604,650
Mohave County Industrial Development Authority Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)(2)	1,655,000	1,815,204
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL)(1)	1,815,000	2,124,476
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40(1)	3,000,000	3,187,830
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	1,750,000	2,112,320
Phoenix Civic Improvement Corp. Water System Rev., (Junior Lien), 5.50%, 7/1/19 (NATL/FGIC)(1)(2)	1,000,000	1,018,030
Phoenix GO, Series 1995 A, 6.25%, 7/1/17(1)	1,070,000	1,367,406

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)(1)	$1,750,000	$1,807,260
Pima County Indian Oasis-Baboquivari Unified School District No. 40 Rev., Series 2002 A, 4.60%, 7/1/13 (NATL)(1)(2)	920,000	933,690
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,710,000	2,033,669
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,800,000	2,157,318
Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/13 (AGM)(1)	1,715,000	1,740,365
Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/12, Prerefunded at 100% of Par (AGM)(1)(2)	885,000	898,461
Pinal County COP, 5.00%, 12/1/25(1)	3,295,000	3,423,142
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)(2)	775,000	922,847
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16(1)	1,000,000	1,008,910
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	4,060,000	4,451,952
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38(1)	4,900,000	5,342,960
University of Arizona COP, Series 2002 A, 5.50%, 6/1/17, Prerefunded at 100% of Par (Ambac)(1)(2)	1,505,000	1,525,378

		69,554,154

ARKANSAS — 0.1%
Valdez Marine Terminal Revenue Rev., Series 2011 C, (BP Pipelines, Inc. Project), 5.00%, 1/1/21 (GTY AGMT-BP PLC)	3,400,000	4,107,676

CALIFORNIA — 17.9%
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31(1)	11,780,000	13,246,963
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	6,215,000	7,252,719
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22(1)	3,000,000	3,584,100
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	10,000,000	11,790,100
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	10,000,000	11,944,500
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16(1)	5,000,000	5,896,500
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	5,000,000	6,206,800
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15(1)	3,750,000	4,281,937
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/13(1)	2,050,000	2,165,702
California Department of Water Resources Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,889,285
California Department of Water Resources Supply Rev., Series 2011 N, 5.00%, 5/1/20(1)	9,480,000	11,847,440
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	35,000,000	38,463,600

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	$3,500,000	$4,137,245
California GO, 5.00%, 3/1/15(1)	6,500,000	7,315,100
California GO, 5.00%, 5/1/15(1)	6,000,000	6,788,100
California GO, 5.00%, 9/1/16(1)	5,000,000	5,889,100
California GO, 5.00%, 9/1/16(1)	8,435,000	9,934,912
California GO, 5.00%, 10/1/16(1)	10,000,000	11,807,900
California GO, 5.00%, 10/1/17(1)	8,000,000	9,647,120
California GO, 5.00%, 10/1/18(1)	10,000,000	12,221,600
California GO, 5.25%, 9/1/23(1)	25,000,000	30,248,000
California GO, 5.75%, 4/1/31(1)	16,630,000	19,409,039
California GO, 5.00%, 6/1/32(1)	11,805,000	12,534,077
California GO, 5.00%, 11/1/32(1)	2,785,000	2,969,311
California GO, 6.00%, 4/1/38(1)	5,000,000	5,800,700
California GO, 5.50%, 11/1/39(1)	10,000,000	11,132,200
California GO, Series 2009 A, 5.00%, 7/1/20(1)	2,160,000	2,646,454
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	35,000	47,073
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,090,000	2,459,387
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22(1)	5,005,000	5,343,588
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39(1)	2,500,000	2,787,250
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22(1)	5,000,000	5,796,300
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	10,000,000	11,756,200
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19(1)	1,900,000	2,320,185
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24(1)	1,250,000	1,482,312
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge) (First Lien), 5.00%, 7/1/26 (FGIC)(1)(2)	4,825,000	6,436,309
California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,472,344
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/28(1)	5,290,000	5,649,932
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,630,695
California Public Works Board Lease Rev., Series 2009 A, (Department General Services-Buildings 8 & 9), 6.25%, 4/1/34(1)	4,000,000	4,615,920
California Public Works Board Lease Rev., Series 2009 G1 5.00%, 10/1/16(1)	10,000,000	11,532,900
California Public Works Board Lease Rev., Series 2009 I1, 5.375%, 11/1/22(1)	8,000,000	9,239,760
California State University Rev., Series 2011 A, (Systemwide), 5.00%, 11/1/15(1)	3,315,000	3,830,615
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	14,500,000	15,353,035
California Statewide Communities Development Authority Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14(1)	2,000,000	2,121,520
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16(1)	8,000,000	9,159,440
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)(2)	230,000	236,585

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)	$845,000	$867,046
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(1)(2)	430,000	468,464
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)(1)	1,570,000	1,690,482
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)(1)	3,510,000	3,951,172
Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	80,000	91,857
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(3)	5,000,000	5,056,500
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)(1)	1,070,000	1,188,224
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20(1)	2,250,000	2,714,355
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	10,000,000	11,028,200
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	6,081,800
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17(1)	100,000	115,981
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18(1)	500,000	613,405
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19(1)	250,000	309,510
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20(1)	1,000,000	1,246,290
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21(1)	10,000,000	12,495,400
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21(1)	500,000	618,675
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18(1)	3,205,000	3,937,407
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18(1)	2,300,000	2,825,596
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20(1)	6,065,000	7,330,947
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21(1)	6,520,000	7,784,945
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21(1)	10,070,000	12,631,607
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)(2)	2,200,000	2,464,946
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	2,300,000	2,592,031
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.29%, 3/1/12(1)	8,500,000	8,499,915
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.31%, 3/1/12(1)	7,410,000	7,409,926
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)(1)	2,300,000	2,780,355
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)(1)	2,500,000	2,976,350
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)(1)	5,000,000	5,888,750

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16(1)	$1,000,000	$1,168,950
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17(1)	1,500,000	1,793,040
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	5,898,275
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)(1)	1,000,000	1,233,730
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(1)(3)	4,610,000	956,621
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	4,700,000	5,599,721
San Buenaventura Rev., (Community Memorial Health System) 7.50%, 12/1/41(1)	3,950,000	4,453,862
San Diego County Water Authority Rev., Series 2011 S1, 5.00%, 7/1/16(1)	5,555,000	6,553,456
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24(1)	6,600,000	8,069,490
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22(1)	2,000,000	2,459,600
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23(1)	3,000,000	3,640,740
San Francisco City and County Airports Commission Rev., Series 2008-34F 5.00%, 5/1/17 (AGC)(1)	4,140,000	4,950,736
San Francisco Uptown Parking Corp. Rev., (Union Square) 5.50%, 7/1/15 (NATL)(1)	1,505,000	1,540,036
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/20 (NATL)(1)	1,000,000	1,024,410
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/31 (NATL)(1)	2,000,000	2,048,160
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34(1)	7,900,000	8,581,454
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)(1)	1,525,000	1,589,157
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,332,182
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29(1)	2,800,000	3,205,636
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	10,000,000	10,011,500
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	9,000,000	9,782,910
Vernon Electric System Rev., Series 2012 A, 5.00%, 8/1/30(1)	520,000	532,288
Vernon Electric System Rev., Series 2012 A, 5.125%, 8/1/33(1)	775,000	789,066
Vernon Electric System Rev., Series 2012 A, 5.50%, 8/1/41(1)	1,170,000	1,210,295
Victorville Joint Powers Financing Authority Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.95%, 3/1/12 (LOC: BNP Paribas)(1)	6,600,000	6,600,000

		588,007,305

COLORADO — 1.7%
Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/17 (NATL)(1)	1,100,000	1,135,233
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40(1)	1,250,000	1,300,925
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16(1)	5,000,000	6,009,300
Colorado Educational & Cultural Facilities Authority Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16(1)	760,000	767,463
Colorado Educational & Cultural Facilities Authority Rev., Series 2008 A13, (Jewish Federation), VRDN, 0.25%, 3/1/12 (LOC: Bank of America N.A.)	3,200,000	3,200,000
Colorado Educational & Cultural Facilities Authority Rev., Series 9, (Jewish Federation), VRDN, 0.25%, 3/1/12 (LOC: Bank of America N.A.)	4,100,000	4,100,000

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23(1)	$1,500,000	$1,803,435
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)(1)	1,000,000	1,053,930
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16(1)	50,000	50,258
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21(1)	2,500,000	2,940,200
Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/17, Prerefunded at 100% of Par (AGM)(1)(2)	1,000,000	1,044,350
E-470 Public Highway Authority Rev., Series 2011 A, VRN, 2.86%, 3/8/12(1)	3,000,000	3,002,160
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21(1)	2,000,000	2,434,320
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,048,704
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,395,328
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,196,804
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,526,868
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,526,868
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,511,174
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,619,115
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,078,340
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30(1)	1,200,000	1,432,176
University of Colorado Regents COP, 6.00%, 6/1/12, Prerefunded at 100% of Par (NATL-IBC)(1)(2)	5,000,000	5,074,100

		55,251,051

CONNECTICUT — 1.9%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL)(1)(2)	2,150,000	2,409,526
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/13(1)	5,000,000	5,202,550
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14(1)	3,900,000	4,235,478
Connecticut GO, Series 2001 C 5.50%, 12/15/13 (NATL-IBC)(1)	4,000,000	4,373,320
Connecticut GO, Series 2004 D, 5.00%, 12/1/14(1)	5,000,000	5,630,100
Connecticut GO, Series 2005 A, VRDN, 0.86%, 3/1/12	5,000,000	4,995,550
Connecticut GO, Series 2006 C, 5.00%, 6/1/14(1)	5,000,000	5,522,250
Connecticut GO, Series 2006 D, 5.00%, 11/1/15(1)	1,595,000	1,851,907
Connecticut GO, Series 2009 A, 5.00%, 1/1/16(1)	8,375,000	9,769,605
Connecticut GO, Series 2011 D, 5.00%, 11/1/22(1)	9,825,000	12,298,149
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,460,000	3,483,113
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL)(1)	2,660,000	3,058,069

		62,829,617

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

DISTRICT OF COLUMBIA — 1.0%
District of Columbia Rev., (Gonzaga College High School), 5.20%, 7/1/12 (AGM)(1)	$590,000	$592,437
District of Columbia Rev., Series 2010 A, 5.00%, 12/1/19(1)	5,000,000	6,277,850
District of Columbia Rev., Series 2011 B, (Income Tax Secured), VRN, 0.44%, 3/1/12	15,000,000	15,000,000
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien) 5.00%, 10/1/34 (AGC)(1)	1,200,000	1,329,996
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39(1)	5,000,000	5,366,600
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17(1)	4,600,000	5,496,034

		34,062,917

FLORIDA — 4.7%
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16(1)	9,450,000	10,869,201
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17(1)	2,500,000	2,959,275
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	5,800,000	6,660,488
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/16(1)	3,000,000	3,376,290
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18(1)	4,440,000	5,037,402
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.15%, 3/1/12(1)	9,600,000	9,600,000
Florida GO, Series 2011 A, 5.00%, 6/1/21(1)	10,130,000	12,473,373
Florida Hurricane Catastrophe Fund Finance Corp. Rev., Series 2008 A, 5.00%, 7/1/13(1)	10,000,000	10,584,400
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,384,400
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	4,095,086
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16(1)	1,000,000	1,106,360
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18(1)	900,000	983,376
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)(1)	1,000,000	1,063,160
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)(1)	2,000,000	2,168,580
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL/FGIC)(1)	1,235,000	1,240,076
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	10,000,000	10,426,500
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL)(1)	650,000	721,890
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)(1)	4,650,000	5,117,929
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41(1)	3,000,000	3,203,790
Miami-Dade County GO, (Double Barreled Aviation), 5.00%, 7/1/17(1)	200,000	237,476
Orange County School Board COP, Series 2002 A, 5.50%, 8/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,875,000	1,917,469
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40(1)	3,000,000	3,242,820
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	2,000,000	2,221,960

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19(1)	$1,500,000	$1,849,800
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20(1)	5,000,000	6,193,850
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21(1)	4,745,000	5,896,184
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22(1)	1,750,000	2,146,043
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)(2)	885,000	1,035,645
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)(1)	6,000,000	6,445,560
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,970,340
Putnam County Development Authority Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,707,345
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,496,837
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,498,201
Sumter County School Board COP, 5.50%, 7/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,000,000	1,018,350
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)(2)	430,000	543,004
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	651,886
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16(1)	3,600,000	4,304,160
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17(1)	3,000,000	3,668,940
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)(1)	305,000	342,207
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)(1)	1,000,000	1,269,240

		155,728,893

GEORGIA — 2.9%
Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.20%, 3/1/12(1)	4,000,000	4,000,000
Appling County Development Authority Pollution Control Rev., (Georgia Power Co.-Plant Hatch), VRDN, 0.20%, 3/1/12(1)	7,200,000	7,200,000
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28(1)	1,200,000	1,407,576
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27(1)	5,000,000	5,982,300
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28(1)	3,000,000	3,572,910
De Kalb County Hospital Antic Authority Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	2,450,000	2,648,744
Floyd County Development Authority (Georgia Power Co. Plant Hammond), VRDN, 0.16%, 3/1/12(1)	5,600,000	5,600,000
Georgia GO, Series 2009 G, 5.00%, 11/1/16(1)	2,000,000	2,410,480
Georgia GO, Series 2009 I, 5.00%, 7/1/16(1)	10,000,000	11,917,100
Georgia GO, Series 2009 I, 5.00%, 7/1/19(1)	10,000,000	12,617,600
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17(1)	5,000,000	5,927,100
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26(1)	4,800,000	5,534,208
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/16(1)	6,350,000	7,496,302
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/21(1)	4,000,000	4,808,960
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20(1)	930,000	947,782

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35(1)	$1,000,000	$1,112,560
Private Colleges & Universities Authority Rev., Series 2011 A, 5.00%, 9/1/16(1)	10,000,000	11,940,700

		95,124,322

GUAM — 0.4%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40(1)	1,500,000	1,587,885
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	5,465,000	5,844,435
Guam Government GO, Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/27(1)	3,185,000	3,569,780
Guam Government GO, Business Privilege Tax Rev., Series 2011 A, 5.25%, 1/1/36(1)	2,000,000	2,224,820

		13,226,920

HAWAII — 0.8%
Hawaii GO, Series 2007 DJ 5.00%, 4/1/26 (Ambac)(1)	5,000,000	5,869,000
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15(1)	1,000,000	1,132,130
Hawaii GO, Series EA, 5.00%, 12/1/23(1)	10,000,000	12,428,100
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40(1)	2,500,000	2,625,050
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	800,000	859,912
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21(1)	3,000,000	3,643,530

		26,557,722

IDAHO — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)(1)	250,000	269,865
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,438,330

		3,708,195

ILLINOIS — 4.0%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)(1)	2,000,000	2,236,460
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20(1)	1,235,000	1,359,858
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	5,000,000	5,685,700
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14(1)	1,050,000	1,170,215
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15(1)	1,250,000	1,432,275
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16(1)	1,300,000	1,525,615
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32(1)	4,500,000	5,830,740
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL)(1)	5,000,000	5,859,600
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (AGM)(1)	2,200,000	2,277,352
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)(1)	4,000,000	4,295,720
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)(1)	600,000	666,042
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39(1)	2,000,000	2,299,280
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16(1)	1,000,000	1,134,280

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22(1)	$1,000,000	$1,160,550
Chicago Waterworks Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)(1)	1,015,000	1,079,818
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)(1)	1,250,000	1,295,212
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)(1)	1,000,000	1,031,280
Cook County GO, Series 2010 A, 5.25%, 11/15/22(1)	5,000,000	5,904,450
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)(1)	2,000,000	2,303,340
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	3,981,678
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40(1)	1,000,000	1,024,550
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	5,000,000	5,891,350
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29(1)	5,000,000	5,861,250
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	1,665,000	1,721,993
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14(1)	1,000,000	1,057,840
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,104,020
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41(1)	2,000,000	2,200,700
Illinois GO, 5.50%, 8/1/15 (NATL)(1)	1,795,000	2,034,130
Illinois GO, 5.00%, 1/1/17 (AGM)(1)	9,800,000	11,259,024
Illinois GO, 5.00%, 1/1/20(1)	1,000,000	1,145,890
Illinois Health Facilities Authority Rev., Series 1992 C, (Evangelical Hospital), 6.75%, 4/15/12(1)(2)	260,000	262,181
Illinois Sales Tax Rev., 5.00%, 6/15/17(1)	3,000,000	3,604,200
Illinois Toll Highway Authority Rev., Series 2010 A1, 5.00%, 1/1/25(1)	5,000,000	5,714,350
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)(2)	930,000	1,082,250
Metropolitan Pier & Exposition Authority Rev., Series 2002 A, (McCormick Place Exposition), 0.00%, 12/15/31 (NATL)(1)(3)	16,870,000	6,693,510
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (Taxable-McCormick), 5.00%, 6/15/50(1)	2,750,000	2,860,550
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/18 (NATL)(1)	75,000	75,341
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17(1)	6,000,000	6,843,720
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21(1)	10,000,000	11,470,800
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)(1)	875,000	1,069,644
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL)(1)	1,000,000	1,113,610
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,633,820

		130,254,188

INDIANA — 1.4%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)(1)	1,000,000	1,083,700
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)(1)	1,520,000	1,780,422
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)(1)	1,600,000	1,846,736
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)(1)	1,680,000	1,914,276
Indiana Finance Authority Lease Rev., Series 2008 A1, 5.00%, 11/1/16(1)	5,000,000	5,881,350

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23(1)	$2,645,000	$3,216,373
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24(1)	3,025,000	3,640,739
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25(1)	1,650,000	1,970,991
Indiana Health & Educational Facility Financing Authority Rev., Series 2006 B, (Ascension Health Credit Group), 5.00%, 11/15/39(1)	5,160,000	5,389,413
Indiana Health Facility Financing Authority Rev., Series 2011 A1, (Ascension Health Credit Group), VRDN, 1.50%, 8/1/14	3,500,000	3,564,750
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.25%, 1/1/24(1)	2,545,000	2,921,151
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	1,600,000	1,833,840
Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15(1)	635,000	699,008
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16(1)	1,000,000	1,191,010
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17(1)	2,000,000	2,439,260
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19(1)	4,200,000	5,244,540
Indianapolis Local Public Improvement Bond Bank Rev., Series 2002 A, (Water Works), 5.00%, 7/1/12 (NATL)(1)	1,435,000	1,456,611

		46,074,170

IOWA — 0.3%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22(1)	2,500,000	3,010,475
Iowa Finance Authority Health Facilities Rev., (Great River Medical Center), VRDN, 0.16%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13(1)	1,485,000	1,494,430
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14(1)	1,950,000	1,956,240
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16(1)	1,690,000	1,673,759
Iowa Finance Authority Health Facilities Rev., Series 2009 E, (Iowa Health System), VRDN, 0.25%, 3/1/12 (LOC: Bank of America N.A.)	1,200,000	1,200,000

		10,334,904

KANSAS — 0.2%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16(1)	4,500,000	5,379,975

KENTUCKY — 0.7%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20(1)	4,000,000	4,917,080
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,458,430
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,427,613
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16(1)	4,600,000	5,463,282
Kentucky State Property & Buildings Commission Rev., Series 2011 A, (Project No. 100), 5.00%, 8/1/18(1)	7,000,000	8,441,790

		23,708,195

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

LOUISIANA — 0.4%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18(1)	$3,225,000	$3,992,937
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)(1)	1,105,000	1,094,315
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)(1)	1,205,000	1,202,723
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (CIFG)(1)	1,465,000	1,591,166
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)(1)	1,000,000	1,197,280
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)(1)	1,000,000	1,214,100
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)(1)	1,250,000	1,516,662

		11,809,183

MAINE — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)(1)	1,795,000	1,949,262

MARYLAND — 2.0%
Maryland Economic Development Corp. Rev., Series 2008 A (US Pharmacopeial), VRDN, 0.25%, 3/1/12 (LOC: Bank of America N.A.)(1)	9,100,000	9,100,000
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,057,760
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15(1)	10,000,000	11,424,000
Maryland GO, Series 2009 A, (State & Local Facilities Loan), 5.00%, 11/1/13(1)	5,000,000	5,400,900
Maryland GO, Series 2009 C, (State & Local Facilities Loan), 5.00%, 11/1/16(1)	10,000,000	12,052,400
Maryland GO, Series 2011 B, 5.00%, 8/1/19(1)	5,000,000	6,319,000
Maryland Health & Higher Educational Facilities Authority Rev., (Lifebridge Health Issue), 5.00%, 7/1/12(1)	270,000	274,082
Maryland Health & Higher Educational Facilities Authority Rev., (Lifebridge Health Issue), 5.00%, 7/1/13(1)	1,565,000	1,645,989
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38(1)	1,645,000	1,872,619
Montgomery County Department of Finance GO, Series 2011 A, 5.00%, 7/1/15(1)	15,000,000	17,261,850

		66,408,600

MASSACHUSETTS — 4.7%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34(1)	3,300,000	3,704,316
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	1,750,000	1,816,605
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17(1)	1,710,000	1,898,664
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14(1)	5,000,000	5,286,050
Massachusetts Development Finance Agency Rev., Series 2010 A, (Emerson College), 5.00%, 1/1/40(1)	3,825,000	3,895,495
Massachusetts GO, Series 2001 D, (Consolidated Loan), 6.00%, 11/1/13 (NATL)(1)	15,000,000	16,444,950
Massachusetts GO, Series 2002 C, (Consolidated Loan of 2002), 5.50%, 11/1/12 (AGM)(1)	10,000,000	10,362,200
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14(1)	2,500,000	2,784,200
Massachusetts GO, Series 2010 A, VRN, 0.52%, 3/1/12(1)	5,000,000	5,007,100
Massachusetts GO, Series 2011 A, 5.00%, 4/1/28(1)	10,000,000	11,891,300

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22(1)	$9,635,000	$11,795,649
Massachusetts GO, Series 2012 A, VRN, 0.41%, 3/1/12(1)	9,800,000	9,798,922
Massachusetts Health & Educational Facilities Authority Rev., Series 1992 F, (Massachusetts General Hospital), 6.25%, 7/1/12 (Ambac)(1)(2)	175,000	178,630
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14(1)	5,000,000	5,554,150
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 T3 (Northeastern University), VRDN, 2.70%, 2/20/14	8,500,000	8,826,230
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	6,800,000	8,293,756
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26(1)	10,000,000	12,440,800
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35(1)	2,000,000	2,088,600
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20(1)	1,500,000	1,662,015
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21(1)	1,050,000	1,146,337
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38(1)	2,050,000	2,120,479
Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15(1)	3,000,000	3,392,520
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23(1)	1,000,000	1,158,040
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24(1)	6,000,000	6,875,340
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23(1)	1,000,000	1,236,890
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24(1)	1,815,000	2,230,744
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25(1)	4,215,000	5,146,894
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26(1)	1,000,000	1,212,340
Massachusetts Water Resources Authority Rev., Series 2011 C 5.00%, 8/1/24(1)	6,090,000	7,484,975

		155,734,191

MICHIGAN — 1.3%
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15(1)	1,650,000	1,811,584
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17(1)	1,300,000	1,481,675
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41(1)	850,000	869,363
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (AGM)(1)	1,265,000	1,314,639
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)(1)	1,545,000	1,826,406
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27(1)	5,000,000	5,771,600
Michigan Finance Authority Rev., (Detriot School District), 5.50%, 6/1/21(1)	6,000,000	6,724,620
Michigan Higher Education Facilities Authority Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26(1)	2,345,000	2,415,537
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20(1)	4,000,000	4,777,240
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)(1)	1,010,000	1,036,725
Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)(1)	1,425,000	1,454,455

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)(1)	$1,370,000	$1,374,603
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/13 (NATL/FGIC)(1)	2,215,000	2,286,877
Wayne County Airport Rev., Series 2002 C, 5.375%, 12/1/12, Prerefunded at 100% of Par (NATL-RE/FGIC)(1)(2)	2,110,000	2,188,091
Wayne County Airport Rev., Series 2002 C, 5.375%, 12/1/14 (NATL-RE/FGIC)(1)	225,000	232,164
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL/FGIC)(1)	3,000,000	3,376,830
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL/FGIC)(1)	2,000,000	2,226,900

		41,169,309

MINNESOTA — 1.6%
Mankato Multi-Family Rev., (Highland Housing), VRDN, 0.20%, 3/1/12 (LOC: Bank of America N.A.)(1)	1,200,000	1,200,000
Minnesota GO, 5.00%, 11/1/16(1)	6,455,000	7,773,175
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)(2)	10,000,000	10,599,200
Minnesota GO, Series 2010 D, 5.00%, 8/1/19(1)	5,000,000	6,302,850
Minnesota Higher Education Facilities Authority Rev., Series 2005-6G, (St. John University), 5.00%, 10/1/12(1)	1,500,000	1,539,840
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,232,926
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,140,478
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,431,475
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21(1)	6,000,000	7,211,580
Tobacco Securitization Authority Rev., Series 2011 B, (Tobacco Settlement), 5.00%, 3/1/21(1)	3,110,000	3,546,022
Tobacco Securitization Authority Rev., Series 2011 B, (Tobacco Settlement), 5.25%, 3/1/31(1)	7,000,000	7,628,250

		53,605,796

MISSISSIPPI — 0.6%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)(1)	1,565,000	1,751,861
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)(1)	1,645,000	1,881,337
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)(1)	1,000,000	1,096,320
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)(1)	4,620,000	5,383,178
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27(1)	5,000,000	5,716,850
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)(1)	1,195,000	1,384,360
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)(1)	1,940,000	2,217,730

		19,431,636

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

MISSOURI — 0.5%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL)(1)	$1,425,000	$1,599,334
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39(1)	2,000,000	2,251,940
Missouri Highway & Transportation Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13(1)	3,030,000	3,201,377
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18(1)	2,700,000	3,319,785
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL)(1)	3,145,000	3,474,093
Platte County Industrial Development Authority Rev., (Zona Rosa Retail), 5.00%, 12/1/32(1)	1,000,000	1,070,260
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)(1)	1,000,000	1,099,190

		16,015,979

NEBRASKA — 0.3%
Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (AGM)(1)	2,000,000	2,078,260
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20(1)	2,500,000	2,913,550
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25(1)	750,000	892,793
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21(1)	3,000,000	3,448,230

		9,332,833

NEVADA — 0.3%
Clark County Economic Development Rev., (University of Southern Nevada), 5.00%, 4/1/22 (Radian)(1)	1,000,000	1,002,630
Clark County School District GO, Series 2007 C, (Limited Tax Building), 5.00%, 6/15/17(1)	5,060,000	6,041,691
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien) 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,865,000	1,890,625
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,550,000	1,571,297

		10,506,243

NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13(1)	1,030,000	1,066,658
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18(1)	1,960,000	2,075,483

		3,142,141

NEW JERSEY — 4.5%
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33(1)	110,000	118,895
New Jersey Economic Development Authority Rev., Series 2010 DD1, (School Facility Construction), 5.00%, 12/15/18(1)	5,000,000	6,047,650
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/19(1)	5,000,000	6,015,500
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/21(1)	10,000,000	12,029,800

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

New Jersey GO, 5.00%, 8/1/14(1)	$5,000,000	$5,559,400
New Jersey GO, 5.00%, 6/1/17(1)	4,500,000	5,434,155
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15(1)	7,000,000	8,062,530
New Jersey Health Care Facilities Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	1,050,000	1,083,946
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(1)	1,725,000	1,876,921
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	75,000	93,433
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	7,225,000	8,573,980
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18(1)	1,700,000	2,016,251
New Jersey Transit Corp. COP, 5.00%, 10/1/12 (AGM)(1)	4,235,000	4,342,103
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)(1)	5,595,000	5,954,199
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B2, 5.00%, 12/15/16(1)	10,000,000	11,835,400
New Jersey Transportation Trust Fund Authority Rev., Series 2004 B, 5.25%, 12/15/12 (NATL/FGIC)(1)	7,400,000	7,696,814
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)(1)	9,600,000	12,057,504
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20(1)	15,000,000	18,397,350
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/17(1)	4,750,000	5,712,825
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30(1)	5,000,000	5,742,350
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22(1)	4,975,000	6,035,620
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23(1)	3,000,000	3,608,040
New Jersey Transportation Trust Fund Authority Rev., Series A, 5.25%, 12/15/21 (NATL-RE)(1)	6,850,000	8,455,845

		146,750,511

NEW MEXICO — 0.2%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17(1)	1,000,000	1,215,660
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18(1)	3,000,000	3,693,600
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19(1)	2,000,000	2,353,300

		7,262,560

NEW YORK — 11.7%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	3,700,000	3,997,850
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24(1)	1,465,000	1,675,096
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26(1)	1,130,000	1,275,024
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27(1)	1,320,000	1,475,958
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47(1)	5,000,000	5,150,750
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.18%, 3/1/12 (LOC: Bayerische Landesbank)	2,800,000	2,800,000

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)(1)	$4,640,000	$5,461,651
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.84%, 3/1/12	5,000,000	5,014,850
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 5.00%, 11/15/13(1)	4,000,000	4,291,160
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23(1)	5,000,000	6,098,050
Metropolitan Transportation Authority Rev., Series 2010 G, 5.00%, 11/15/19(1)	1,750,000	2,124,080
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41(1)	2,100,000	2,289,567
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21(1)	1,800,000	2,161,026
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23(1)	1,500,000	1,773,555
New York City Health & Hospital Corp. Rev., Series 2010 A, (Health System), 5.00%, 2/15/30(1)	5,000,000	5,511,650
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,642,626
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39(1)	8,200,000	8,944,068
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39(1)	5,000,000	5,463,750
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 HH, (Second Generation Resolution), 5.00%, 6/15/26(1)	3,600,000	4,328,928
New York City Transitional Finance Authority Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12(1)	8,500,000	8,777,610
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/19(1)	8,000,000	9,419,280
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39(1)	1,700,000	1,914,455
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25(1)	4,850,000	5,798,757
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	3,790,000	4,528,709
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17(1)	6,080,000	7,434,685
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds) 5.00%, 11/1/21(1)	4,000,000	5,048,840
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	4,000,000	4,453,160
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/24(1)	4,000,000	4,882,360
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/25(1)	6,000,000	7,277,460
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	6,062,150
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 100% of Par(1)(2)	5,000,000	5,278,750
New York GO, Series 2004 D, 5.00%, 11/1/17 (AGM)(1)	5,195,000	5,775,801
New York GO, Series 2006 J1, 5.00%, 6/1/18(1)	4,000,000	4,624,000
New York GO, Series 2008 J1, 5.00%, 8/1/13(1)	5,855,000	6,254,018
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	1,700,000	1,882,308
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	2,600,000	3,074,396
New York GO, Series 2009 H1, 5.00%, 3/1/17(1)	3,000,000	3,579,930
New York GO, Series 2009 H1, 5.00%, 3/1/22(1)	7,000,000	8,302,000

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

New York GO, Series 2009 J1, 5.00%, 5/15/22(1)	$6,570,000	$7,817,314
New York GO, Series 2010 A, 5.00%, 8/1/17(1)	2,190,000	2,646,440
New York GO, Series 2010 E, 5.00%, 8/1/19(1)	4,555,000	5,613,582
New York GO, Series 2011 A1, 5.00%, 8/1/18(1)	5,000,000	6,112,150
New York GO, Series 2011 B, 5.00%, 8/1/15(1)	1,000,000	1,148,740
New York GO, Series 2011 B, 5.00%, 8/1/16(1)	3,705,000	4,381,014
New York GO, Series 2011 D-1, 5.00%, 10/1/19(1)	5,000,000	6,179,250
New York GO, Series 2012 F, 5.00%, 8/1/16(4)	7,720,000	9,128,591
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	5,000,000	5,545,300
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	10,000,000	12,337,100
New York Power Authority (The) Rev., Series 2011 A, 5.00%, 11/15/22(1)	1,000,000	1,283,810
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	1,000,000	1,135,110
New York State Dormitory Authority Rev., (Columbia University), 4.00%, 7/1/13(1)	3,500,000	3,679,445
New York State Dormitory Authority Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-IBC)(1)	1,440,000	1,560,715
New York State Dormitory Authority Rev., Series 2005 F, 5.00%, 3/15/12 (AGM)(1)	1,000,000	1,002,170
New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36(1)	10,000,000	11,730,900
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25(1)	8,825,000	10,528,225
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39(1)	4,000,000	4,371,640
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	1,200,000	1,335,312
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/21(1)	1,735,000	1,985,135
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22(1)	2,750,000	3,111,818
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14(1)	1,100,000	1,195,436
New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24(1)	6,530,000	7,905,871
New York State Thruway Authority Rev., Series 2009 A1, 5.00%, 4/1/23(1)	3,000,000	3,554,580
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A1 5.00%, 4/1/25(1)	5,865,000	7,030,845
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15(1)	3,000,000	3,504,420
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/17(1)	7,000,000	8,585,710
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	3,150,000	3,509,982
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL/FGIC)(1)	555,000	585,075
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20(1)	850,000	899,334
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	2,600,000	2,908,984
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17(1)	1,000,000	1,087,840

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18(1)	$1,000,000	$1,078,000
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20(1)	1,250,000	1,329,400
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26(1)	1,175,000	1,212,565
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17(1)	10,000,000	11,911,700
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18(1)	8,025,000	9,669,884
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 5/15/12(1)	5,000,000	5,698,900
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38(1)	10,000,000	11,063,000
Triborough Bridge & Tunnel Authority Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	8,000,000	8,215,920
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/22(1)	5,000,000	6,320,800
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	3,040,000	3,267,514
Westchester County GO, Series 2011 A, 4.00%, 10/15/15(1)	5,650,000	6,360,431

		385,378,260

NORTH CAROLINA — 1.9%
Charlotte GO, 5.00%, 8/1/19(1)	2,000,000	2,456,580
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17(1)	1,000,000	1,224,060
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20(1)	2,060,000	2,623,739
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	2,790,000	3,263,268
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	2,955,000	3,481,285
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26(1)	5,600,000	6,282,080
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15(1)	3,000,000	3,335,460
North Carolina Grant Anticipation Rev., 5.00%, 3/1/18(1)	11,660,000	14,219,137
North Carolina Grant Anticipation Rev., VRDN, 4.00%, 3/1/18(1)	5,670,000	6,420,878
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(2)	640,000	668,557
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	1,360,000	1,417,025
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19(1)	2,500,000	2,982,825
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20(1)	2,000,000	2,346,240
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30(1)	1,800,000	1,982,988
Wake County GO, Series 2010 C, 5.00%, 3/1/23(1)	8,000,000	10,417,280

		63,121,402

NORTH DAKOTA — 0.1%
Grand Forks Rev., (United Hospital Obligation Group Project), VRDN, 0.25%, 3/1/12 (LOC: Lasalle National Bank)	1,900,000	1,900,000

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

OHIO — 2.0%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	$1,000,000	$1,166,410
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)(1)	4,000,000	4,479,680
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25(1)	2,500,000	2,771,300
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)(1)	3,560,000	3,940,137
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26(1)	2,530,000	2,771,716
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19(1)	2,450,000	2,816,985
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41(1)	2,800,000	2,989,616
Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,198,542
Miami University/Oxford Rev., 5.00%, 9/1/24	1,000,000	1,207,720
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,312,504
Miami University/Oxford Rev., 5.00%, 9/1/26	2,350,000	2,780,567
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/12(1)	1,365,000	1,398,429
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16(1)	6,000,000	7,153,800
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19(1)	5,000,000	6,180,050
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20(1)	750,000	932,708
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27(1)	2,000,000	2,413,100
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	4,000,000	4,791,640
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)(2)	2,000,000	2,488,300
Ohio State Water Development Authority Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13(1)	5,895,000	6,396,075
Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(1)(2)	1,505,000	1,583,546
Tri Valley Local School District GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,550,000	1,572,273

		66,345,098

OKLAHOMA — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Heath, Inc.)(1)	3,000,000	3,524,850
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/13(1)	1,610,000	1,638,336
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/14(1)	1,730,000	1,758,528
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15(1)	1,710,000	1,737,189
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16(1)	2,130,000	2,163,036

		10,821,939

OREGON — 0.4%
Oregon GO, Series 2011 J, 5.00%, 5/1/19(1)	1,080,000	1,352,365
Oregon GO, Series 2011 J, 5.00%, 5/1/20(1)	1,870,000	2,359,940
Oregon GO, Series 2011 J, 5.00%, 5/1/21(1)	1,500,000	1,905,885
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	2,900,000	3,301,853

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (AGM)(1)	$2,840,000	$2,995,547

		11,915,590

PENNSYLVANIA — 4.2%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/12(1)	6,210,000	6,360,282
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	1,500,000	1,811,025
Allegheny County Industrial Development Authority Rev., (Residential Resources, Inc.), 4.75%, 9/1/14(1)	2,250,000	2,361,578
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par, (NATL)(1)(2)	1,150,000	1,432,440
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)(2)	2,580,000	3,400,414
Exeter Township GO, 5.25%, 7/15/15 (Ambac)(1)	1,155,000	1,327,730
Exeter Township GO, 5.30%, 7/15/19 (Ambac)(1)	1,830,000	2,278,057
Geisinger Authority Health System Rev., VRN, 1.14%, 5/1/12(1)	5,000,000	3,232,650
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,678,850
Pennsylvania GO, 5.00%, 7/15/12(1)	5,000,000	5,092,550
Pennsylvania GO, 5.375%, 7/1/18 (AGM)(1)	1,070,000	1,346,702
Pennsylvania GO, 5.00%, 7/1/19(1)	15,000,000	18,700,200
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,903,359
Pennsylvania Higher Educational Facilties Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,247,410
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.00%, 12/1/16(1)	5,000,000	5,905,850
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22(1)	10,000,000	11,666,700
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17(1)	1,000,000	1,145,000
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	1,415,000	1,530,832
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/16(1)	10,000,000	11,563,900
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/17 (AGM)(1)	5,000,000	5,902,450
Philadelphia Water & Wastewater Rev., Series 2011 A, 5.00%, 1/1/41(1)	2,900,000	3,126,287
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)(1)	15,805,000	18,185,707
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25(1)	3,000,000	3,418,770
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26(1)	1,000,000	1,126,410
Scranton Parking Authority Rev., 5.00%, 6/1/22 (Radian)(1)	1,270,000	1,291,019
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/14(1)	250,000	272,820
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/15(1)	500,000	562,390
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16(1)	1,060,000	1,225,837
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)(2)	4,500,000	5,233,860

		136,331,079

PUERTO RICO — 5.0%
Government Development Bank for Puerto Rico Rev., Series 2011 C, (Senior Lien), 1.00%, 10/15/12	25,000,000	24,980,000
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/12(1)	4,000,000	4,044,760

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	$12,550,000	$13,395,368
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44(1)	1,750,000	1,881,775
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	9,530,000	10,617,659
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	3,335,000	3,704,018
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40(1)	2,625,000	2,759,531
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/25(1)	5,000,000	5,599,050
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/26(1)	2,100,000	2,343,579
Puerto Rico Electric Power Authority Rev., Series 2011 NN, 5.50%, 7/1/20(1)	7,080,000	8,328,416
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	1,975,000	2,080,386
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17(1)	5,000,000	5,546,650
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17(1)	2,675,000	3,063,570
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16(1)	3,020,000	3,403,480
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	3,000,000	3,136,710
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	2,085,000	2,279,301
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	17,750,000	18,310,190
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14(1)	4,000,000	4,323,080
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16(1)	2,000,000	2,230,300
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Series 2006 B, 5.00%, 7/1/13(1)	900,000	939,249
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17(1)	5,000,000	5,561,250
Puerto Rico Public Buildings Authority Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,578,700
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), 5.50%, 7/1/12(1)	2,000,000	2,031,040
Puerto Rico Public Buildings Authority Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36(1)	6,700,000	7,840,407
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24(1)	5,000,000	5,941,850
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SPA: Government Development Bank for Puerto Rico)(1)	3,850,000	4,187,568
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42(1)	5,000,000	5,449,850
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41(1)	1,350,000	1,454,099
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)(3)	5,725,000	1,100,231
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22(1)	1,850,000	2,209,344

		164,321,411

RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL)(1)(2)	2,000,000	2,448,220

SOUTH CAROLINA — 0.9%
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (CIFG)(1)	1,060,000	1,199,019

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (CIFG)(1)	$2,260,000	$2,521,007
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (CIFG)(1)	1,450,000	1,599,335
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (CIFG)(1)	3,000,000	3,272,820
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)(2)	625,000	836,300
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL/FGIC)(1)	875,000	1,134,525
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	140,000	170,374
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	485,000	590,226
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	375,000	448,328
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16(1)	5,000,000	5,711,700
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/17(1)	3,000,000	3,489,030
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	2,700,000	2,940,165
South Carolina Ports Authority Rev., 4.00%, 7/1/15(1)	1,000,000	1,101,900
South Carolina Ports Authority Rev., 5.00%, 7/1/16(1)	2,695,000	3,144,068
Spartanburg County Health Services District Inc. Hospital Rev., 5.50%, 4/15/16 (AGM)(1)	1,095,000	1,100,552
Tobacco Settlement Revenue Management Authority Rev., 5.00%, 6/1/18(1)	515,000	515,675

		29,775,024

TENNESSEE — 3.8%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15(1)	1,650,000	1,725,933
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	17,655,000	17,655,000
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)(1)	16,300,000	16,300,000
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	30,800,000	30,800,000
Clarksville Public Building Authority Rev., (Metropolitan Government of Nashville and Davidson County Project), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	7,300,000	7,300,000
Memphis Electric System Rev., 5.00%, 12/1/15(1)	2,500,000	2,910,900
Memphis Electric System Rev., 5.00%, 12/1/16(1)	1,000,000	1,200,040
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool Project), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	26,890,000	26,890,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pools), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	7,100,000	7,100,000
Montgomery County Public Building Authority Rev., VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	12,800,000	12,800,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33(1)	1,000,000	1,121,750

		125,803,623

TEXAS — 6.2%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34(1)	3,325,000	4,039,110
Austin Water & Wastewater System Rev., 5.00%, 11/15/28(1)	5,300,000	6,332,493

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	$500,000	$560,940
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	404,961
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)(1)	1,000,000	1,125,480
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL)(1)	2,035,000	2,124,581
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41(1)	2,500,000	2,689,600
Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)(1)	1,000,000	1,173,260
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14(1)	680,000	766,550
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15(1)	2,185,000	2,547,688
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19(1)	2,250,000	2,819,430
Dallas Performing Arts Cultural Facilities Corp. Rev., Series 2008 A, (Dallas Cultural Foundation Project), VRDN, 0.25%, 3/1/12 (LOC: Bank of America N.A.)(1)	11,500,000	11,500,000
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20(1)	2,900,000	3,508,014
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21(1)	4,400,000	5,221,788
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24(1)	1,000,000	1,091,700
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)(1)	2,000,000	2,266,300
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)(1)	1,115,000	1,218,204
Fort Worth Water & Sewer Rev., 4.00%, 2/15/14(1)	2,540,000	2,725,445
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15(1)	1,200,000	1,325,280
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17(1)	1,000,000	1,204,860
Garza County Public Facility Corp. Rev., 5.00%, 10/1/13(1)	2,015,000	2,082,099
Garza County Public Facility Corp. Rev., 5.25%, 10/1/14(1)	1,115,000	1,172,746
Garza County Public Facility Corp. Rev., 5.25%, 10/1/15(1)	1,225,000	1,303,902
Garza County Public Facility Corp. Rev., 5.25%, 10/1/16(1)	1,145,000	1,226,719
Garza County Public Facility Corp. Rev., 5.50%, 10/1/16(1)	1,000,000	1,081,870
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16(1)	1,000,000	1,068,740
Gregg County Health Facilities Development Corp., Series 2006 B, (Good Shepherd Hospital), VRDN, 0.15%, 3/1/12 (Radian) (LOC: JPMorgan Chase Bank N.A.)(1)	700,000	700,000
Harris County Rev., Series 2009 C, 5.00%, 8/15/17(1)	5,000,000	6,012,550
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18(1)	2,500,000	3,089,250
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,295,000	1,327,012
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,750,000	1,793,260
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39(1)	4,000,000	4,402,120
Houston GO, Series 2009 A, (Public Improvement), 5.00%, 3/1/21(1)	10,000,000	12,009,900
Houston Utility System Rev., Series 2011 D, (First Lien), 5.00%, 11/15/33(1)	7,325,000	8,440,890
Live Oak GO, 5.25%, 8/1/22 (NATL)(1)	1,630,000	1,720,269
Lone Star College System GO, 5.00%, 8/15/21(1)	1,000,000	1,235,290
Lone Star College System GO, 5.00%, 8/15/22(1)	2,650,000	3,263,051
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40(1)	5,000,000	5,190,050

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Lower Colorado River Authority Rev., 5.00%, 5/15/15, Prerefunded at 100% of Par(2)	$5,000	$5,722
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	795,000	901,339
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22(1)	1,000,000	1,189,330
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23(1)	3,435,000	4,044,506
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24(1)	2,000,000	2,323,400
Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14(1)	2,000,000	2,142,180
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15(1)	1,000,000	1,128,540
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16(1)	2,000,000	2,327,180
Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)(2)	1,740,000	1,918,263
North Texas Tollway Authority Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	9,500,000	9,817,775
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)(1)	550,000	665,522
San Antonio Electric & Gas Rev., (Junior Lien), VRDN, 1.15%, 12/3/12 (SPA: BNP Paribas)(1)	2,750,000	2,758,470
San Antonio Water System Rev., 3.00%, 5/15/14	1,100,000	1,165,780
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,112,300
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,870,022
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)(1)	2,120,000	2,334,947
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources), 5.00%, 11/15/40(1)	5,000,000	5,354,950
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16(1)	1,000,000	1,071,070
Texas GO, 5.00%, 10/1/15(1)	3,500,000	4,073,090
Texas GO, 5.00%, 10/1/16(1)	3,355,000	4,036,535
Texas GO, 5.00%, 10/1/17(1)	2,225,000	2,741,623
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15(1)	1,000,000	1,137,160
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20(1)	1,500,000	1,819,125
Texas Public Finance Authority Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14(1)	5,000,000	5,547,900
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)(1)	235,000	247,291
Texas State Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16(1)	5,000,000	5,791,950
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/13	1,000,000	1,054,140
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,326,105
University of Texas Rev., Series 2012 A, (Financing System), 5.00%, 8/15/22(4)	14,705,000	18,759,463
West Harris County Regional Water Authority Rev., 5.00%, 12/15/35(1)	750,000	824,783
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	1,265,000	1,361,988

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL)(1)	$1,000,000	$1,232,750

		204,850,601

U.S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	6,950,000	7,804,642
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25(1)	7,250,000	7,843,557

		15,648,199

UTAH — 0.4%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)(1)	2,550,000	2,689,102
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20(1)	3,500,000	3,707,690
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)(2)	510,000	560,312
Utah GO, Series 2009 C, 5.00%, 7/1/18(1)	4,000,000	4,983,120

		11,940,224

VERMONT — 0.2%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)(1)	4,290,000	5,083,178

VIRGINIA — 0.7%
Albermarle County Economic Development Authority Rev., VRDN, 0.20%, 3/1/12 (LOC: Bank of America N.A.)	3,000,000	3,000,000
Fairfax County COP, 5.30%, 4/15/12, Prerefunded at 102% of Par(1)(2)	1,500,000	1,539,945
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36(1)	1,430,000	1,591,118
Virginia College Building & Education Facilities Authority Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	5,100,000	5,836,440
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	5,120,000	6,135,603
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22(1)	4,150,000	5,078,106

		23,181,212

WASHINGTON — 2.9%
Cowlitz County Kelso School District No. 458 GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,000,000	1,014,370
Energy Northwest Electric Rev., Series 2002 A, (Columbia Generating), 5.75%, 7/1/18 (NATL)(1)	3,500,000	3,561,530
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating Station), 6.00%, 7/1/12, Prerefunded at 100% of Par (Ambac)(2)	4,895,000	4,992,411
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating), 6.00%, 7/1/18 (Ambac)(1)	5,105,000	5,199,085
Energy Northwest Electric Rev., Series 2008 D, (Columbia Generating), 5.00%, 7/1/12(1)	2,375,000	2,414,211
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18(1)	3,000,000	3,719,790
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18(1)	5,115,000	6,264,647
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22(1)	5,000,000	6,173,550
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL)(1)	1,750,000	1,849,085

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL)(1)	$1,000,000	$1,103,400
King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(1)(2)	1,555,000	1,620,637
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16(1)	4,850,000	5,659,610
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL/School Bond Guarantee)(1)	1,000,000	1,168,370
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22(1)	1,000,000	1,190,830
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19(1)	5,000,000	6,152,400
Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/17 (NATL/FGIC/School Bond Guarantee)(1)	6,690,000	7,830,712
Washington GO, Series 1990 A, 6.75%, 2/1/15(1)	635,000	700,773
Washington GO, Series 2011 A, 5.00%, 7/1/21(1)	3,375,000	4,222,091
Washington GO, Series 2011 A, 5.00%, 7/1/22(1)	5,000,000	6,178,300
Washington GO, Series 2011 A, 5.00%, 8/1/23(1)	10,000,000	12,263,900
Washington GO, Series 2011 C, (Motor Vehicle -Senior 520), 5.00%, 6/1/21(1)	1,650,000	2,061,873
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22(1)	2,000,000	2,469,220
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)(1)	4,500,000	4,896,270
Whitman County Pullman School District No. 267 GO, 5.625%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,500,000	1,521,075
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL/School Bond Guarantee)(1)	1,675,000	1,973,854

		96,201,994

WEST VIRGINIA — 0.3%
West Virginia Hospital Finance Authority (United Health System), VRDN, 0.25%, 3/1/12 (LOC: Bank of America N.A.)(1)	10,600,000	10,600,000

WISCONSIN — 1.0%
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15(1)	5,000,000	5,710,950
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19(1)	5,000,000	6,194,100
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20(1)	3,000,000	3,745,830
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21(1)	2,500,000	3,136,300
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22(1)	4,655,000	5,517,385
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30(1)	5,800,000	6,630,966
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A (Fort Healthcare Inc.), VRDN, 0.16%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)(1)	600,000	600,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2010 B, (Aurora Health Care), 5.00%, 7/15/13	2,000,000	2,110,220
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	500,000	615,800

		34,261,551

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $3,054,408,603)	3,272,973,398

OTHER ASSETS AND LIABILITIES — 0.4%	11,966,565

TOTAL NET ASSETS — 100.0%	$3,284,939,963

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
GTY AGMT	-	Guaranty Agreement
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Radian	-	Radian Asset Assurance, Inc.
SPA	-	Standby Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $27,889,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(4)	When-issued security.

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,054,533,132
Gross tax appreciation of investments	$223,045,334
Gross tax depreciation of investments	(4,605,068)
Net tax appreciation (depreciation) of investments	$218,440,266

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

February 29, 2012

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 99.6%

ALABAMA — 0.8%
East Alabama Health Care Facilities Authority Rev., Series 2008 B, VRDN, 5.00%, 9/1/13(1)	$500,000	$522,025

ALASKA — 0.6%
Valdez Marine Terminal Rev., (Exxon Pipeline Co. Project), VRDN, 0.12%, 3/1/12(1)	400,000	400,000

ARIZONA — 2.0%
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	200,000	224,186
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40(1)	50,000	53,130
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	250,000	301,760
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	335,000	367,341
University Medical Center Corp. Rev., 6.50%, 7/1/39(1)	300,000	340,839

		1,287,256

CALIFORNIA — 18.5%
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34(1)	400,000	450,412
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	300,000	321,333
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39(1)	200,000	217,870
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	300,000	350,091
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	100,000	117,930
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	120,000	140,036
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/12(1)	225,000	247,266
California GO, 5.00%, 3/1/15(1)	500,000	562,700
California GO, 5.00%, 6/1/25(1)	130,000	140,878
California GO, 5.625%, 4/1/26(1)	500,000	591,045
California GO, 5.75%, 4/1/27(1)	500,000	592,215
California GO, 5.00%, 2/1/28 (Ambac)(1)	335,000	405,316
California GO, 5.75%, 4/1/28(1)	500,000	588,425
California GO, 5.25%, 9/1/28(1)	200,000	231,688
California GO, 5.00%, 10/1/41(1)	100,000	106,950
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	10,000	13,449
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	245,000	288,301
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	300,000	344,079
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31(1)	150,000	171,701

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40(1)	$200,000	$217,716
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/28(1)	175,000	186,907
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15(1)	110,000	123,200
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31(1)	150,000	160,943
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	300,000	333,333
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	250,000	264,708
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16(1)	250,000	286,232
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL)(1)	265,000	289,300
Desert Sands Unified School District COP, (Financing), 5.00%, 3/1/18(1)	50,000	57,026
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/17(1)	425,000	446,173
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	120,000	132,338
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/21(1)	250,000	299,595
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	400,000	456,720
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36(1)	150,000	168,488
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21(1)	300,000	376,314
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	400,000	450,788
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24(1)	200,000	231,576
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	257,118
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(1)(3)	500,000	103,755
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	290,000	345,515
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41(1)	100,000	112,756
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24(1)	50,000	61,133
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23(1)	70,000	84,951
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29(1)	250,000	290,022
Vernon Electric System Rev., Series 2009 A, 5.50%, 8/1/15(1)	420,000	465,734
Vernon Electric System Rev., Series 2012 A, 5.50%, 8/1/41(1)	100,000	103,444

		12,187,470

COLORADO — 1.1%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33(1)	240,000	278,911
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	200,000	215,668

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30(1)	$200,000	$238,696

		733,275

CONNECTICUT — 1.3%
Connecticut GO, Series 2011 D, 5.00%, 11/1/22(1)	175,000	219,051
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/17 (NATL)(1)	200,000	233,878
Connecticut Health & Educational Facilities Authority Rev., Series 2008 B, (Greater Hartford YMCA), VRDN, 0.20%, 3/7/12 (LOC: Bank of America N.A.)	400,000	400,000

		852,929

DELAWARE — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27(1)	100,000	115,800

DISTRICT OF COLUMBIA — 1.2%
District of Columbia Income Tax Secured Rev., Series 2011 G, 5.00%, 12/1/36(1)	300,000	340,755
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17(1)	400,000	477,916

		818,671

FLORIDA — 2.6%
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	200,000	229,672
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL)(1)	250,000	267,140
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40(1)	300,000	335,337
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38(1)	200,000	213,264
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40(1)	85,000	91,880
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	100,000	111,098
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	350,949
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17(1)	100,000	122,298

		1,721,638

GEORGIA — 1.5%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	309,480
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	222,940
Georgia Municipal Electric Power Authority Rev., Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)(1)	10,000	10,413
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39(1)	400,000	433,536

		976,369

GUAM — 0.7%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	250,000	267,357
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31(1)	150,000	166,278

		433,635

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

HAWAII — 0.3%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	$200,000	$214,978

IDAHO — 0.4%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)(1)	250,000	269,865

ILLINOIS — 5.3%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14(1)	200,000	222,898
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15(1)	200,000	229,164
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16(1)	200,000	234,710
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38(1)	100,000	112,286
Cook County GO, Series 2011 A, 5.25%, 11/15/28(1)	200,000	227,800
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	200,000	235,654
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	400,000	413,692
Illinois GO, 5.00%, 1/1/17 (AGM)(1)	200,000	229,776
Illinois GO, Series 2006 A, 5.00%, 6/1/13(1)	475,000	500,754
Metropolitan Pier & Exposition Authority Rev., Series 2002 A, (McCormick Place Exposition), 0.00%, 12/15/31 (NATL)(1)(3)	325,000	128,950
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (Taxable-McCormick), 5.00%, 6/15/50(1)	250,000	260,050
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15(1)	250,000	275,555
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17(1)	150,000	171,093
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28(1)	250,000	280,223

		3,522,605

INDIANA — 1.0%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)(1)	250,000	281,735
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25(1)	100,000	119,454
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	200,000	229,230

		630,419

IOWA — 0.9%
Iowa Finance Authority Health Facilities Rev., Series 2009 E, (Iowa Health System), VRDN, 0.25%, 3/1/12 (LOC: Bank of America N.A.)	600,000	600,000

KANSAS — 0.4%
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21	200,000	241,628

KENTUCKY — 1.1%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20(1)	135,000	165,951
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28(1)	250,000	287,773
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17(1)	240,000	290,131

		743,855

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

MARYLAND — 2.0%
Maryland Economic Development Corp. Rev., Series 2008 B, (U.S. Pharmacopeial), VRDN, 0.25%, 3/1/12 (LOC: Bank of America N.A.)(1)	$900,000	$900,000
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19(1)	150,000	169,149
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.00%, 7/1/18(1)	225,000	276,649

		1,345,798

MASSACHUSETTS — 2.0%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, (Assessment Bonds), 5.25%, 7/1/34(1)	200,000	224,504
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	250,000	259,515
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24(1)	200,000	233,966
Massachusetts GO, Series 2012 A, VRN, 0.41%, 3/1/12(1)	200,000	199,978
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	200,000	243,934
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42(1)	150,000	173,979

		1,335,876

MICHIGAN — 0.5%
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41(1)	150,000	153,417
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21(1)	150,000	168,116

		321,533

MINNESOTA — 0.8%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL/FGIC)(1)	300,000	323,250
Minnesota GO, 5.00%, 6/1/18(1)	200,000	234,560

		557,810

MISSOURI — 0.4%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39(1)	250,000	281,493

NEBRASKA — 0.7%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24(1)	150,000	169,685
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25(1)	250,000	297,597

		467,282

NEVADA — 0.3%
Clark County Airport System Rev., Series 2008 E, 5.00%, 7/1/14(1)	200,000	219,228

NEW JERSEY — 7.0%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19(1)	250,000	285,563
New Jersey GO, 5.00%, 6/1/17(1)	200,000	241,518
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15(1)	250,000	287,947
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23(1)	70,000	82,519
New Jersey Health Care Facilities Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	200,000	206,466

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(1)	$200,000	$217,614
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	150,000	178,007
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36(1)	250,000	273,975
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B-3, 5.00%, 12/15/18(1)	330,000	397,970
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)(1)	400,000	502,396
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)(1)	225,000	276,764
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20(1)	250,000	306,622
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)(1)	210,000	259,230
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)(1)	100,000	124,138
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/17(1)	250,000	300,675
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.25%, 12/15/23(1)	275,000	342,518
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/24(1)	265,000	323,705

		4,607,627

NEW YORK — 14.4%
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27(1)	150,000	167,723
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47(1)	55,000	62,254
Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	150,000	166,359
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)(1)	100,000	117,708
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	250,000	295,322
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)(1)	150,000	181,572
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19(1)	250,000	303,440
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28(1)	250,000	311,402
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35(1)	250,000	270,482
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39(1)	70,000	76,493
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(1)	250,000	274,627
New York City Transitional Finance Authority Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12(1)	215,000	222,022
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39(1)	300,000	337,845
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25(1)	150,000	179,343
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	200,000	222,658

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

New York GO, Series 2009 A, 5.00%, 2/15/39(1)	$300,000	$332,172
New York GO, Series 2009 C, 5.00%, 8/1/23(1)	500,000	591,995
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	400,000	472,984
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44(1)	100,000	107,680
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	270,000	333,102
New York State Dormitory Authority Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	262,818
New York State Dormitory Authority Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18(1)	300,000	369,318
New York State Dormitory Authority Rev., Series 2008 A, (State Personal Income Tax), 5.00%, 3/15/19(1)	300,000	363,060
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	250,000	278,190
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14(1)	400,000	434,704
New York State Dormitory Authority Rev., Series 2012 A, (State University Educational Facilities), 5.00%, 5/15/27(1)	250,000	297,270
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38(1)	280,000	313,163
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38(1)	200,000	225,122
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15(1)	120,000	140,177
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22(1)	340,000	406,113
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	250,000	279,710
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17(1)	235,000	279,925
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18(1)	100,000	120,497
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	221,260
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28(1)	200,000	240,176
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	250,000	268,710

		9,527,396

NORTH CAROLINA — 2.1%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24(1)	250,000	312,740
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	300,000	353,430
North Carolina Grant Anticipation Rev., VRDN, 4.00%, 3/1/18(1)	200,000	226,486
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	105,000	109,403
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(2)	45,000	47,008
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	300,000	348,945

		1,398,012

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

OHIO — 1.1%
Alliance Hospital Rev., (Alliance Community Hospital), VRDN, 0.15%, 3/1/12 (Radian) (LOC: JPMorgan Chase Bank N.A.)(1)	$500,000	$500,000
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41(1)	200,000	213,544

		713,544

OKLAHOMA — 0.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28(1)	150,000	176,769

OREGON — 1.3%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35(1)	200,000	214,960
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38(1)	300,000	332,127
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	300,000	341,571

		888,658

PENNSYLVANIA — 3.2%
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(2)	500,000	622,800
Pennsylvania Higher Educational Facilties Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	155,000	193,349
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)(1)	200,000	234,416
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41(1)	150,000	163,055
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	300,000	336,903
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	250,000	270,465
Philadelphia Water & Wastewater Rev., Series 2011 A, 5.00%, 1/1/41(1)	100,000	107,803
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25(1)	150,000	170,938

		2,099,729

PUERTO RICO — 6.1%
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)(1)	100,000	114,056
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	250,000	263,340
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	200,000	209,114
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	385,000	420,878
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	500,000	533,680
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	500,000	557,065
Puerto Rico Highway & Transportation Authority Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)(1)	525,000	573,431
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39(1)	400,000	428,480
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24(1)	75,000	89,128
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SPA: Government Development Bank for Puerto Rico)(1)	150,000	163,152
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42(1)	150,000	163,495
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41(1)	150,000	161,567
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)(3)	700,000	134,526

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22(1)	$150,000	$179,136

		3,991,048

SOUTH CAROLINA — 0.3%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17(1)	175,000	203,527

TENNESSEE — 3.5%
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	1,600,000	1,600,000
Clarksville Public Building Authority Rev., (Metropolitan Government of Nashville and Davidson County Project), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	420,000	420,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15(1)	225,000	260,793

		2,280,793

TEXAS — 8.1%
Austin Water & Wastewater System Rev., 5.00%, 11/15/28(1)	140,000	167,273
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	300,000	336,564
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	347,109
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14(1)	250,000	281,820
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19(1)	250,000	313,270
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20(1)	100,000	120,966
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21(1)	100,000	118,677
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38(1)	400,000	437,856
Houston Utility System Rev., Series 2011 A, (First Lien), 5.00%, 11/15/33(1)	250,000	284,678
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40(1)	200,000	207,602
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	200,000	226,752
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38(1)	300,000	343,203
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43(1)	150,000	171,243
North Texas Tollway Authority Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	225,000	232,526
San Antonio Water System Rev., 4.00%, 5/15/16	500,000	570,920
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31(1)	250,000	271,830
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	288,010
University of Texas Rev., Series 2012 A, (Financing System), 5.00%, 8/15/22(4)	250,000	318,930
West Harris County Regional Water Authority Rev., 5.00%, 12/15/35(1)	250,000	274,928

		5,314,157

U.S. VIRGIN ISLANDS — 0.4%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25(1)	250,000	270,468

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

UTAH — 0.9%
Utah State Board of Regents Rev., Series 2006 A, (University of Utah Hospital), 5.25%, 8/1/21 (NATL)(1)	$250,000	$309,450
Utah Transit Authority Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20(1)	250,000	298,550

		608,000

VIRGINIA — 0.7%
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	200,000	239,672
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	200,000	241,084

		480,756

WASHINGTON — 1.8%
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16(1)	150,000	175,040
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34(1)	200,000	227,270
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30(1)	200,000	224,924
Redmond GO, 5.00%, 12/1/21(1)	250,000	297,722
Washington GO, Series 2008 A, 5.00%, 7/1/20(1)	200,000	239,298

		1,164,254

WISCONSIN — 1.8%
Milwaukee Redevelopment Authority Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)(2)	475,000	507,252
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39(1)	300,000	341,280
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	250,000	307,900

		1,156,432

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $60,312,378)		65,682,608

OTHER ASSETS AND LIABILITIES — 0.4%		267,497

TOTAL NET ASSETS — 100.0%		$65,950,105

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Radian	-	Radian Asset Assurance, Inc.
SPA	-	Standby Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $319,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(4)	When-issued security.

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$60,311,348
Gross tax appreciation of investments	$5,379,116
Gross tax depreciation of investments	(7,856)
Net tax appreciation (depreciation) of investments	$5,371,260

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New York Tax-Free Fund

February 29, 2012

New York Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 98.6%

GUAM — 0.2%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	$50,000	$54,427

NEW YORK — 94.5%
Albany County Airport Authority Rev., Series 2010 A, 5.00%, 12/15/20 (AGM)	100,000	119,275
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	250,000	270,125
Buffalo & Erie County Industrial Land Development Corp. Rev., Series 2011 A, (Buffalo St. College Foundation Housing), 5.375%, 10/1/41	150,000	163,551
Erie County Fiscal Stability Authority Rev., Series 2010 B, (Sales Tax and State Aid Secured Bond), 5.00%, 7/1/17	100,000	120,541
Erie County Tobacco Asset Securitization Corp. Rev., Series 2005 A, 5.00%, 6/1/38	130,000	98,943
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	410,000	422,361
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	45,000	50,935
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.18%, 3/1/12 (LOC: Bayerische Landesbank)	400,000	400,000
Long Island Power Authority Electric System Rev., Series 2003 B, 5.25%, 6/1/13	145,000	153,601
Long Island Power Authority Electric System Rev., Series 2003 C, 5.25%, 9/1/29 (CIFG)	100,000	118,770
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	100,000	117,708
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	200,000	236,258
Metropolitan Transportation Authority Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)	200,000	225,220
Metropolitan Transportation Authority Rev., Series 2005 A, 5.50%, 11/15/17 (Ambac)	100,000	121,849
Metropolitan Transportation Authority Rev., Series 2005 B, 5.25%, 11/15/23 (Ambac)	200,000	246,378
Metropolitan Transportation Authority Rev., Series 2005 B, 5.00%, 11/15/26 (Ambac)	100,000	112,351
Metropolitan Transportation Authority Rev., Series 2005 F, 5.00%, 11/15/15	375,000	429,079
Metropolitan Transportation Authority Rev., Series 2006 A, 5.00%, 11/15/19	100,000	114,970
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.84%, 3/1/12	100,000	100,297
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 5.00%, 11/15/14	165,000	182,808
Metropolitan Transportation Authority Rev., Series 2009 B, 5.00%, 11/15/34	100,000	110,375
Metropolitan Transportation Authority Rev., Series 2010 D, 5.00%, 11/15/16	100,000	117,208
Metropolitan Transportation Authority Rev., Series 2010 D, 5.25%, 11/15/40	100,000	110,467
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/20	150,000	184,179
Metropolitan Transportation Authority Service Contract Rev., Series 2002 A, 5.125%, 1/1/29	200,000	202,538
Nassau County Industrial Development Agency Rev., Series 2010 A, (New York Institute of Technology), 5.25%, 3/1/20	200,000	233,006
Nassau County Interim Finance Authority Rev., Series 2005 D, (Sales Tax Secured Bond) 5.00%, 11/15/12 (NATL)	100,000	103,453
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.00%, 6/1/35	115,000	86,735
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.125%, 6/1/46	100,000	65,116

New York Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

New York City GO, Series 2005 E, VRDN, 0.19%, 3/1/12 (LOC: Bank of America N.A.)	$100,000	$100,000
New York City GO, Series 2009 E, 5.00%, 8/1/20	100,000	122,325
New York City GO, VRDN, 0.14%, 3/1/12 (LOC: JP Morgan Chase Bank N.A.)	180,000	180,000
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/20 (Ambac)	185,000	188,891
New York City Industrial Development Agency Rev., Series 2009 A, (New York Stock Exchange), 4.00%, 5/1/12	395,000	397,394
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2008 DD, (Second General Resolution), 6.00%, 6/15/40	225,000	266,204
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2007 A, 5.00%, 6/15/38	100,000	107,964
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 BB, (Second General Resolution), 5.00%, 6/15/27	100,000	115,813
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/16	115,000	136,124
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.25%, 6/15/40	135,000	152,543
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG1, (Second General Resolution) 5.00%, 6/15/35	250,000	275,212
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2011 EE, (Second General Resolution), 5.375%, 6/15/43	300,000	340,911
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	200,000	218,550
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	200,000	219,702
New York City Transitional Finance Authority Building Aid Rev., Series 2009 S5, 5.25%, 1/15/39	100,000	110,001
New York City Transitional Finance Authority Rev., Series 2002-2F, (Future Tax Secured Bonds), VRDN, 0.12%, 5/1/12 (LIQ FAC: Bayerische Landesbank)	400,000	400,000
New York City Transitional Finance Authority Rev., Series 2002-3E, (Future Tax Secured Bonds), VRDN, 0.12%, 5/1/12 (SBBPA: Landesbank Baden-Wurttemberg)	300,000	300,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13, Prerefunded at 100% of Par(1)	45,000	48,566
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13	100,000	107,912
New York City Transitional Finance Authority Rev., Series 2010 I2, (Future Tax Secured Bonds), 5.00%, 11/1/27	125,000	146,905
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	100,000	111,329
New York City Trust for Cultural Resources Rev., Series 2008 A2, VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	100,000	100,000
New York City Trust for Cultural Resources Rev., Series 2009 A, (Carnegie Hall) 5.00%, 12/1/29	100,000	110,858
New York GO, Series 2005 M, 5.00%, 4/1/15 (AGM)	325,000	370,149
New York GO, Series 2008 A, 4.00%, 3/1/13	125,000	129,983
New York GO, Series 2008 B1 5.25%, 9/1/22	100,000	118,606
New York GO, Series 2008 C, 5.25%, 8/1/17	295,000	360,711
New York GO, Series 2009 C, 5.00%, 8/1/24	100,000	117,705
New York GO, Series 2009 I1 5.00%, 4/1/24	200,000	234,106
New York GO, Series 2009 I1 5.30%, 4/1/27	100,000	117,149

New York Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

New York GO, Series 2009 I1, 5.375%, 4/1/36	$300,000	$342,000
New York GO, Series 2009 J1, 5.00%, 5/15/31	200,000	226,240
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	300,000	332,718
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center), 5.125%, 11/15/44	100,000	107,680
New York State Dormitory Authority Personal Income Tax Rev., Series 2008 B, 5.00%, 3/15/21	200,000	242,592
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18	240,000	291,514
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 D, 5.00%, 6/15/20	180,000	221,875
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	100,000	113,511
New York State Dormitory Authority Rev., (Highland Hospital Rochester), 5.20%, 7/1/32	100,000	108,086
New York State Dormitory Authority Rev., (Manhattan Marymount), 5.00%, 7/1/14	200,000	211,588
New York State Dormitory Authority Rev., (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/26	150,000	167,976
New York State Dormitory Authority Rev., (Mount Sinai School of Medicine), 5.25%, 7/1/24	100,000	114,223
New York State Dormitory Authority Rev., (Yeshiva University), 5.00%, 9/1/38	100,000	105,467
New York State Dormitory Authority Rev., Series 2005 A, (State University Educational Facilities), 5.50%, 5/15/17 (NATL/FGIC)	100,000	122,633
New York State Dormitory Authority Rev., Series 2008 B, (New York University), 5.00%, 7/1/22	100,000	115,615
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/30	100,000	112,146
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22	100,000	113,157
New York State Dormitory Authority Rev., Series 2011 A, (Fordham University), 5.125%, 7/1/29	100,000	114,000
New York State Dormitory Authority Rev., Series 2011 A, (NYU Hospitals Center), 6.00%, 7/1/40	150,000	168,651
New York State Dormitory Authority Rev., Series 2012 A, (State University Educational Facilities), 5.00%, 5/15/30	100,000	116,756
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29	130,000	151,827
New York State Local Government Assistance Corp. Rev., Series 2008 A, (Senior Lien), 5.00%, 4/1/20	225,000	272,921
New York State Local Government Assistance Corp. Rev., Series 2008 C, (Senior Lien), 5.00%, 4/1/15	265,000	303,398
New York State Power Authority Rev., Series 2007 C, 5.00%, 11/15/14 (NATL)	130,000	146,478
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	100,000	112,561
New York State Thruway Authority Rev., Series 2007 H, 5.00%, 1/1/14 (NATL)	150,000	162,008
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2005 B, 5.00%, 4/1/13 (NATL/FGIC)	245,000	257,978
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2010 A, 5.00%, 4/1/26	200,000	234,060
New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21	100,000	118,671

New York Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28	$275,000	$324,423
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	200,000	222,856
Onondaga County Trust for Cultural Resources Rev., Series 2010 B, (Syracuse University), 5.00%, 12/1/15	170,000	195,422
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15	200,000	232,516
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/35	100,000	109,792
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/38	235,000	257,022
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Third Series), 5.00%, 7/15/32	100,000	113,644
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	150,000	158,706
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	150,000	167,826
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/29 (Ambac)	100,000	109,355
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/32 (Ambac)	300,000	327,576
South Colonie Central School District GO, 5.00%, 6/15/17	100,000	119,770
Tobacco Settlement Financing Corp. Rev., Series 2003 B1C, 5.50%, 6/1/21	400,000	425,024
Triborough Bridge & Tunnel Authority Rev., Series 2002 B, 5.25%, 11/15/12	85,000	88,119
Triborough Bridge & Tunnel Authority Rev., Series 2008 A, 5.00%, 11/15/33	250,000	275,970
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	221,260
Triborough Bridge & Tunnel Authority Rev., Series 2008 D, 5.00%, 11/15/14	100,000	112,304
Triborough Bridge & Tunnel Authority Rev., Series 2010 A1, VRDN, 4.00%, 5/15/12	350,000	359,446

		19,753,071

PUERTO RICO — 3.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	200,000	222,826
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	150,000	150,215
Puerto Rico Electric Power Authority Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL)	250,000	295,012
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.75%, 8/1/37	100,000	111,922
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(2)	150,000	28,827

		808,802

TOTAL INVESTMENT SECURITIES — 98.6% (Cost $19,169,725)		20,616,300

OTHER ASSETS AND LIABILITIES — 1.4%		289,095

TOTAL NET ASSETS — 100.0%		$20,905,395

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation

New York Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

CIFG	-	CDC IXIS Financial Guaranty North America
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

New York Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

New York Tax-Free - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$19,168,736
Gross tax appreciation of investments	$1,466,399
Gross tax depreciation of investments	(18,835)
Net tax appreciation (depreciation) of investments	$1,447,564

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

February 29, 2012

Tax-Free Money Market - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 94.7%

ALABAMA — 0.9%
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.26%, 3/1/12 (LOC: Troy Bank and Trust Co. and FHLB)	$2,000,000	$2,000,000

CALIFORNIA — 24.3%
California Economic Development Financing Authority Rev., Series 1996 A, (Joseph Schmidt), VRDN, 0.65%, 3/1/12 (LOC: Bank of the West and BNP Paribas)	2,850,000	2,850,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 0.65%, 3/1/12 (LOC: Bank of the West)	1,270,000	1,270,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.36%, 3/1/12 (LOC: Comerica Bank)	4,375,000	4,375,000
California School Cash Reserve Program Authority Rev., Series 2011 A, 2.00%, 3/1/12	4,000,000	4,000,000
California School Cash Reserve Program Authority Rev., Series 2011 B, 2.00%, 6/1/12	6,000,000	6,022,787
City of Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 3/30/12	3,500,000	3,506,067
City of Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 4/30/12	4,500,000	4,515,951
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.63%, 3/1/12 (LOC: Landesbank Baden-Wurttemberg)	9,000,000	9,000,000
County of Los Angeles Tax & Rev. Anticipation Notes GO, Series 2011 B, 2.50%, 3/30/12	6,000,000	6,010,255
Victorville Joint Powers Finance Authority Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.95%, 3/1/12 (LOC: BNP Paribas)	11,395,000	11,395,000

		52,945,060

COLORADO — 2.8%
City & County of Denver Rev., Series 2011 B, 2.50%, 11/15/12	3,205,000	3,249,412
City of Lafayette Rev., (Traditions at Lafayette), VRDN, 0.19%, 3/1/12 (LOC: Wells Fargo Bank N.A.)(LIQ FAC: FHLMC)	2,000,000	2,000,000
County of Boulder Rev., (Mental Health Center), VRDN, 0.25%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	875,000	875,000

		6,124,412

FLORIDA — 2.9%
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.23%, 3/1/12 (LOC: Branch Banking & Trust)	1,600,000	1,600,000
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.26%, 3/1/12 (AGM-CR XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
Orange County Industrial Development Authority Rev., (Trinity Preparatory School, Inc.), VRDN, 0.25%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	955,000	955,000

		6,250,000

GEORGIA — 1.9%
Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.20%, 3/1/12	1,700,000	1,700,000
Putnam County Development Authority (Georgia Power Co.- Plant Branch), VRDN, 0.20%, 3/1/12	900,000	900,000

Tax-Free Money Market - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.51%, 3/1/12	$1,520,000	$1,520,000

		4,120,000

IDAHO — 4.0%
Gooding County Industrial Development Corp. Rev., (Southfield Dairy), VRDN, 0.31%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	3,630,000	3,630,000
Idaho Housing & Finance Association, VRDN, 0.17%, 3/1/12 (LOC: FHLB)	5,000,000	5,000,000

		8,630,000

ILLINOIS — 3.3%
Chicago O'Hare International Airport Rev., Series 1988 B, (Aces-General Airport Second Lien), VRDN, 0.25%, 3/7/12 (LOC: Bayerische Landesbank)	2,000,000	2,000,000
Illinois Finance Authority Rev., (Radiological Society), VRDN, 0.26%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)	1,070,000	1,070,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.55%, 3/1/12 (LOC: First National Bank and FHLB)	1,895,000	1,895,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.51%, 3/1/12 (LOC: U.S. Bank N.A.)	2,155,000	2,155,000

		7,120,000

INDIANA — 0.4%
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.24%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.24%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)	550,000	550,000

		950,000

IOWA — 3.5%
Iowa Finance Authority Rev., Series 2009 F, 5.00%, 8/15/12	2,500,000	2,551,869
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Cargill, Inc.), VRDN, 0.21%, 3/1/12	4,000,000	4,000,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.30%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000

		7,551,869

LOUISIANA — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.31%, 3/1/12 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,600,000	1,600,000
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.38%, 3/1/12 (LOC: Community Bank and FHLB)	3,560,000	3,560,000

		5,160,000

MAINE — 0.5%
Town of Dover-Foxcroft Rev., (Pleasant River), VRDN, 0.28%, 3/7/12 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)	1,015,000	1,015,000

MARYLAND — 1.0%
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.24%, 3/7/12 (LOC: Bayerische Landesbank)	2,100,000	2,100,000

Tax-Free Money Market - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

MASSACHUSETTS — 0.6%
Massachusetts Industrial Finance Agency Rev., (Abbott Box Co., Inc.), VRDN, 0.41%, 3/1/12 (LOC: Sovereign Bank F.S.B. and Bank of New York Mellon)	$1,240,000	$1,240,000

MINNESOTA — 0.7%
City of Cohasset Rev., Series 1997 C, (Minnesita Power & Light Co.), VRDN, 0.23%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)	1,450,000	1,450,000

MISSISSIPPI — 0.7%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.28%, 3/1/12 (LOC: U.S. Bank N.A.)	1,650,000	1,650,000

MISSOURI — 2.5%
St. Louis County Industrial Development Authority Educational Facilities Rev., (Gateway Academy), VRDN, 0.25%, 3/1/12 (LOC: Midland States Bank N.A. and FHLB)	5,470,000	5,470,000

NEW YORK — 8.4%
City of New York GO, Series 1995 F-4, VRDN, 0.19%, 3/1/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	2,300,000	2,300,000
City of New York GO, Series 1995 F-5, VRDN, 0.19%, 3/1/12 (LOC: Bayerische Landesbank)	1,500,000	1,500,000
New York Local Government Assistance Corp. Rev., Series 1995 C, VRDN, 0.16%, 3/1/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	3,889,000	3,889,000
New York State Dormitory Authority Rev., Series 2002 B (University Educational Facilities), 5.25%, 5/15/12, Prerefunded at 100% of Par(2)	10,580,000	10,684,398

		18,373,398

NORTH CAROLINA — 4.5%
County of Buncombe GO, Series 2002 B, VRDN, 0.25%, 3/1/12 (SBBPA: Wells Fargo Bank N.A.)	1,050,000	1,050,000
North Carolina Housing Finance Agency Rev., Series 2000 A, (Appalachian Student Housing Corp.), VRDN, 0.24%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	340,000	340,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Carolina Village, Inc.), VRDN, 0.25%, 3/1/12 (LOC: First Citizens Bank and Trust Co. and Wells Fargo Bank N.A.)	3,500,000	3,500,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Stanley Total Living Center), VRDN, 0.25%, 3/1/12 (LOC: Wells Fargo Bank N.A.)(1)	905,000	905,000
State of North Carolina GO, Series 2002 E, (Public Improvement), VRDN, 0.16%, 3/1/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,000,000	4,000,000

		9,795,000

NORTH DAKOTA — 0.1%
City of Grand Forks Rev., Series 1996 A, (The United Hospital Group), VRDN, 0.25%, 3/1/12 (LOC: Bank of America N.A.)	115,000	115,000

OHIO — 1.8%
County of Putnam Health Care Facilities Rev., (Hilty Memorial Home), VRDN, 0.21%, 3/1/12 (LOC: First Federal Bank of Midwest and FHLB)	3,885,000	3,885,000

OREGON — 0.6%
Oregon State Department of Administrative Services Rev., 5.00%, 9/1/12 (AGM)	1,300,000	1,330,040

Tax-Free Money Market - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Principal Amount	Value

PENNSYLVANIA — 4.7%
Berks County Municipal Authority Rev., Series 2009 A5, (Reading Hospital and Medical Center), VRN, 0.32%, 3/1/12	$10,285,000	$10,285,000

SOUTH DAKOTA — 2.1%
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.26%, 3/1/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,700,000	1,700,000
South Dakota Housing Development Authority Rev., Series 2003 F, (Home Ownership Mortgage), VRDN, 0.26%, 3/1/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,000,000	3,000,000

		4,700,000

TENNESSEE — 2.7%
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pools), VRDN, 0.30%, 3/1/12 (LOC: Bank of America N.A.)	5,800,000	5,800,000

TEXAS — 14.2%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.27%, 3/1/12	10,500,000	10,500,000
County of Smith GO, 1.00%, 8/15/12	3,130,000	3,137,800
DeSoto Industrial Development Authority Rev., (National Service Industries, Inc.), VRDN, 0.25%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
Muleshoe Economic Development Corp. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.31%, 3/1/12 (LOC: Wells Fargo Bank N.A.)	4,570,000	4,570,000
State of Texas GO, (College Student Loan), VRDN, 0.30%, 3/1/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,670,000	3,670,000
State of Texas Tax & Revenue Anticipation Notes Rev., Series 2011 A, 2.50%, 8/30/12	6,900,000	6,976,831

		30,854,631

UTAH — 0.6%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.90%, 3/1/12 (LOC: Bank of the West)	1,400,000	1,400,000

VIRGINIA — 0.2%
Virginia Small Business Financing Authority Rev., (Virginia State University Real Estate Foundation), VRDN, 0.21%, 3/1/12 (LOC: Bank of America N.A.)	530,000	530,000

WASHINGTON — 1.5%
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 1.10%, 3/1/12 (LOC: Bank of the West)	3,400,000	3,400,000

WISCONSIN — 0.9%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.61%, 3/1/12 (LOC: U.S. Bank N.A.)	1,985,000	1,985,000

TOTAL MUNICIPAL SECURITIES (Cost $206,229,410)		206,229,410

COMMERCIAL PAPER — 4.6%

San Diego County Water Authority 0.21%, 3/1/12 (LOC: Bayerische Landesbank) (Cost $10,000,000)	10,000,000	10,000,000

Tax-Free Money Market - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $216,229,410)	216,229,410

OTHER ASSETS AND LIABILITIES — 0.7%	1,435,267

TOTAL NET ASSETS — 100.0%	$217,664,677

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,600,000, which represented 2.1% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

Tax-Free Money Market - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 29, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$216,229,410

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 26, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 26, 2012